Plant Closure (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2011 employees
Plant Closure
Plant closing costs	$ 10.2
Compensation expense for severance packages	7.1
Number of plant employees terminated	1,500
Foreign currency exchange loss	1.5
Inventory valuation loss recorded during period	1.2
Depreciation	$ 0.4